As filed with the Securities and Exchange Commission
                               on December 21, 1995



                                         Securities Act Registration No. 2-74139
                                Investment Company Act Registration No. 811-3264
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               ------------------
                                   FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        / /

                            Pre-Effective Amendment No.                     / /


                         Post-Effective Amendment No. 24                    /X/


                                     and/or

                        REGISTRATION STATEMENT UNDER THE

                         INVESTMENT COMPANY ACT OF 1940                     / /


                               Amendment No. 25                             /X/


                        (Check appropriate box or boxes)
                               ------------------


                       PRUDENTIAL GOVERNMENT SECURITIES TRUST
                (Exact name of registrant as specified in charter)



              (Formerly Prudential-Bache Government Securities Trust)



                                   ONE SEAPORT PLAZA,
                                NEW YORK, NEW YORK 10292


                 (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (212) 214-1250

                               S. Jane Rose, Esq.
                               One Seaport Plaza
                            New York, New York 10292
                    (Name and Address of Agent for Service)
                 Approximate date of proposed public offering:
                   As soon as practicable after the effective
                      date of the Registration Statement.
             It is proposed that this filing will become effective
                            (check appropriate box):

                   / / immediately upon filing pursuant to paragraph (b)



                   /X/ on January 29, 1996 pursuant to paragraph (b)




                   / / 60 days after filing pursuant to paragraph (a)(1)




                   / / on (date) pursuant to paragraph (a)(1)



                   / / 75 days after filing pursuant to paragraph (a)(2)

                   / / on (date) pursuant to paragraph (a)(2) of Rule 485.
                       If appropriate, check the following box:


                   /X/ this post-effective amendment designates a new  effective date for a previously filed post-effective amendment (Post-Effective Amendment No. 23).


     Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has previously registered an indefinite number of shares of beneficial interest, par value $.01 per share. The Registrant expects to file a notice under such Rule for its fiscal year ended November 30, 1995 on or before January 29, 1996.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             CROSS REFERENCE SHEET
                           (as required by Rule 495)

N-1a Item No.                                                           Location
----------------------------------------------------------------------- ------------------------------
Part A
Item    1. Cover Page.................................................. Cover Page
Item    2. Synopsis.................................................... Trust Expenses
Item    3. Condensed Financial Information............................. Trust Expenses; Financial
                                                                        Highlights; Calculation of
                                                                        Yield; How the Trust
                                                                        Calculates Performance
Item    4. General Description of Registrant........................... Cover Page; Trust Highlights;
                                                                        How the Trust Invests; General
                                                                        Information
Item    5. Management of Fund.......................................... Financial Highlights; How the
                                                                        Trust is Managed
Item    6. Capital Stock and Other Securities.......................... Taxes, Dividends and
                                                                        Distributions; General
                                                                        Information
Item    7. Purchase of Securities Being Offered........................ Shareholder Guide; How the
                                                                        Trust Values Its Shares
Item    8. Redemption or Repurchase.................................... Shareholder Guide; How the
                                                                        Trust Values Its Shares
Item    9. Pending Legal Proceedings................................... Not Applicable
Part B
Item   10. Cover Page.................................................. Cover Page
Item   11. Table of Contents........................................... Table of Contents
Item   12. General Information and History............................. General Information
Item   13. Investment Objectives and Policies.......................... Investment Objective(s) and
                                                                        Policies; Investment
                                                                        Restrictions
Item   14. Management of the Fund...................................... Trustees and Officers;
                                                                        Manager; Distributor
Item   15. Control Persons and Principal Holders of Securities......... Not Applicable
Item   16. Investment Advisory and Other Services...................... Manager; Distributor;
                                                                        Custodian and Transfer and
                                                                        Dividend Disbursing Agent and
                                                                        Independent Accountants
Item   17. Brokerage Allocation and Other Practices.................... Portfolio Transactions and
                                                                        Brokerage
Item   18. Capital Stock and Other Securities.......................... Not Applicable
Item   19. Purchase, Redemption and Pricing of Securities Being         Shareholder Investment
           Offered..................................................... Account; Net Asset Value
Item   20. Tax Status.................................................. Taxes
Item   21. Underwriters................................................ Manager
Item   22. Calculation of Performance Data............................. Performance Information
Item   23. Financial Statements........................................ Financial Statements
Part C
      Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Post-Effective Amendment to the Registration Statement.

     The Prospectuses, as supplemented, are incorporated herein by reference in their entirety from Post-Effective Amendment No. 23 to Registrant's Registration Statement (File No. 2-74139) filed via EDGAR on October 20, 1995.

     The Statement of Additional Information, as supplemented, is incorporated herein by reference in its entirety from Post-Effective Amendment No. 23 to Registrant's Registration Statement (File No. 2-74139) filed via EDGAR on October 20, 1995.

                                     PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

      (a) Financial Statements:

         (1) Financial statements included in the Prospectuses constituting Part A of this Post-Effective Amendment to this Registration Statement:


          Financial Highlights for each of the ten years in the period ended November 30, 1994 and the six months ended May 31, 1995 (unaudited) for the Short-Intermediate Term Series and the Money Market Series and for the periods December 3, 1990 through November 30, 1991, each of the three years in the period ended November 30, 1994 and the six months ended May 31, 1995 (unaudited) for the U.S. Treasury Money Market Series.


         (2) Financial statements included in the Statement of Additional Information constituting Part B of this Post-Effective Amendment to this Registration Statement:

              (a) With respect to the Trust's Money Market Series and
                  Intermediate Term Series:

              Portfolio of Investments at November 30, 1994 and May 31, 1995 (unaudited).

              Statement of Assets and Liabilities at November 30, 1994 and May 31, 1995 (unaudited).

              Statement of Operations for the year ended November 30, 1994 and six months ended May 31, 1995 (unaudited).

              Statement of Changes in Net Assets for each of the two years in the period ended November 30, 1994 and six months ended
              May 31, 1995 (unaudited).

              Notes to Financial Statements.

              Financial Highlights for each of the five years in the period ended November 30, 1994 and six months ended May 31, 1995 (unaudited).

              Report of Independent Accountants.

              (b) With respect to the Trust's U.S. Treasury Money Market Series:

              Portfolio of Investments at November 30, 1994 and May 31, 1995 (unaudited).

              Statement of Assets and Liabilities at November 30, 1994 and May 31, 1995 (unaudited).

              Statement of Operations for the year ended November 30, 1994 and six months ended May 31, 1995 (unaudited).

              Statement of Changes in Net Assets for each of the two years in the period ended November 30, 1994 and six months ended May 31, 1995 (unaudited).

              Notes to Financial Statements.

              Financial Highlights for the period ended November 30, 1991, each of the three years in the period ended November 30, 1994 and six months ended May 31, 1995 (unaudited).

              Report of Independent Accountants.

 (b) Exhibits:

     1. (a) Declaration of Trust, as amended and restated on September 6, 1988, of the Registrant. Incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A (File No. 2-74139).

       (b) Amendment to Declaration of Trust, dated March 1, 1991. Incorporated by reference to Exhibit No. 1(b) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A (File No. 2-74139).

    2. By-Laws of the Registrant. Incorporated by reference to Exhibit No. 2 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 2-74139).

    4. Instruments defining rights of holders of the securities being offered. Incorporated by reference to Exhibit 4(c) to Post-Effective Amendment No. 19 to the Registration Statement filed on Form N-1A via EDGAR on January 27, 1994 (File No. 2-74139).

     5. (a) Management Agreement dated August 9, 1988, as amended on November 19, 1993, between the Registrant and Prudential Mutual Fund Management, Inc. Incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 19 to the Registration Statement filed on Form N-1A via EDGAR on January 27, 1994 (File No. 2-74139).

        (b) Subadvisory Agreement dated August 9, 1988, between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation. Incorporated by reference to Exhibit No. 5(b) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A (File No. 2-74139).

     6. (a) Distribution and Service Agreement, dated July 23, 1982, as amended on July 1, 1993 between the Registrant and Prudential Securities Incorporated. Incorporated by reference to Exhibit 6(a) to Post-Effective Amendment No. 19 to the Registration Statement filed on Form N-1A via EDGAR on January 27, 1994 (File No. 2-74139).

        (b) Distribution and Service Agreement, as amended on July 1, 1993, between the Registrant (U.S. Treasury Money Market Series and Money Market Series) and Prudential Mutual Fund Distributors, Inc. Incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 19 to the Registration Statement filed on Form N-1A via EDGAR on January 27, 1994 (File No. 2-74139).

        (c) Distribution and Service Agreement between the Registrant and Prudential Securities Incorporated. Incorporated by reference to Exhibit 6(c) to Post-Effective Amendment No. 21 to the Registration Statement filed on Form N-1A via EDGAR on June 1, 1995.

        (d) Distribution and Service Agreement between the Registrant and Prudential Mutual Fund Distributors, Inc. pursuant to Rule 12b-1 for U.S. Treasury Money Market Series and Money Market Series. Incorporated by reference to Exhibit 6(d) to Post-Effective Amendment No. 21 to the Registration Statement filed on Form N-1A via EDGAR on June 1, 1995.


        (e) Amended Distribution and Service Agreement between the Registrant and Prudential Securities Incorporated. Incorporated by reference to
        Exhibit 6(e) to Post-Effective Amendment No. 21 to the Registration Statement filed on Form N-1A via EDGAR on June 1, 1995.



        (f) Amended Distribution and Service Agreement between the Registrant and Prudential Mutual Fund Distributors, Inc. Incorporated by reference to Exhibit 6(f) to Post-Effective Amendment No. 21 to the Registration Statement filed on Form N-1A via EDGAR on June 1, 1995.




        (g)_Distribution and Service Agreement between the Registrant and Prudential Securities Incorporated for Class Z Shares. Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-1A filed via EDGAR on October 20, 1995 (File No. 2-74139).




     8. Custodian Agreement between the Registrant and State Street Bank and Trust Company. Incorporated by reference to Exhibit No. 8 to the Registration Statement on Form N-1A (File No. 2-74139).

     9. Transfer Agency Agreement between the Registrant and Prudential
        Mutual Fund Services, Inc. Incorporated by reference to Exhibit No.
        9(b) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A (File No. 2-74139).

    11. Consent of Independent Accountants.*

    13. Purchase Agreement. Incorporated by reference to Exhibit No. 13 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 2-74139).

    15. (a) Distribution and Service Plan pursuant to Rule 12b-1 as amended on July 1, 1993 for the Intermediate Term Series. Incorporated by reference to Exhibit 15(a) to Post-Effective Amendment No. 19 to the Registration Statement filed on Form N-1A via EDGAR on January 27, 1994 (File No. 2-74139).

        (b) Distribution and Service Plan pursuant to Rule 12b-1 as amended on July 1, 1993 for the Money Market Series. Incorporated by reference to
        Exhibit 15(b) to Post-Effective Amendment No. 19 to the Registration Statement filed on Form N-1A via EDGAR on January 27, 1994 (File No. 2-74139).

        (c) Form of amended Distribution and Service Plan pursuant to Rule
        12b-1 for Intermediate Term Series. Incorporated by reference to Exhibit 15(c) to Post-Effective Amendment No. 21 to the Registration Statement filed on Form N-1A via EDGAR on June 1, 1995.

        (d) Form of amended Distribution and Service Plan pursuant to Rule 12b-1 for U.S. Treasury Money Market Series and Money Market Series. Incorporated by reference to Exhibit 15(d) to Post-Effective Amendment No. 21 to the Registration Statement filed on Form N-1A via EDGAR on June 1, 1995.

    16. Calculation of Yield and Total Return-Intermediate Series. Incorporated by reference to Exhibit No. 12 to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A (File No. 2-74139).



    17. Financial Data Schedule. Filed as Exhibit 17 to Post-Effective Amendment No. 23 to Registration Statement on Form N-1A filed via EDGAR on October 20, 1995 (File No. 2-74139).


    18. Rule 18f-3 Plan for Money Market Series. Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-1A filed via EDGAR on October 20, 1995 (File No. 2-74139).




------------------
 *Filed herewith.

Item 25. Persons Controlled by or under Common Control with Registrant.

     No person is controlled by or under common control with the Registrant.

Item 26. Number of Holders of Securities.



     As of December 1, 1995 the Registrant had 63,666 record holders of its shares of beneficial interest of the Money Market Series, 5,102 record holders of its shares of beneficial interest of the U.S. Treasury Money Market Series and 13,811 record holders of its shares of beneficial interest of the Short-Intermediate Term Series.



Item 27. Indemnification.

     As permitted by Section 17(h) and (i) of the Investment Company Act of 1940 (the ``Investment Company Act'') and pursuant to Article V of the Fund's Declaration of Trust with respect to trustees and officers and Article VII of the Fund's By-Laws (Exhibit 2 to the Registration Statement),trustees, officers, employees and agents of the Trust may indemnified against certain liabilities in connection with the Trust, and pursuant to Section 9 of the Distribution Agreements (Exhibits 6(e) and 6(f) to the Registration Statement), Prudential Securities Incorporated and Prudential Mutual Fund Distributors, Inc., as distributors of the Trust, may be indemnified against certain liabilities which they may incur. Such Article V of the Declaration of Trust, Article VII of the By-Laws, as amended and Section 9 of the Distribution Agreements are hereby incorporated by reference in their entirety.

     The Trust has purchased an insurance policy insuring its officers and trustees against certain liabilities, and certain costs of defending claims against such officers and trustee, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Trust against the cost of indemnification payments to officers and trustees under certain circumstances.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940 so long as the interpretations of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 28. Business and other Connections of Investment Adviser

     See ``How the Trust Is Managed'' in the Prospectus constituting Part A of this Registration Statement and ``Manager'' in the Statement of Additional Information constituting Part B of this Registration Statement.

     The business and other connections of the officers of PMF are listed in Schedules A and D of Form ADV of PMF as currently on file with the Securities and Exchange Commission, the text of which is hereby incorporated by reference (File No. 801-31104, filed on March 30, 1995).

     The business and other connections of PMF's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is One Seaport Plaza, New York, NY 10292.

Name and Address              Position with PMF                          Principal Occupations
--------------------------    ----------------------    --------------------------------------------------------

Brendan D. Boyle              Executive Vice            Executive Vice President, Director of Marketing and
                              President, Director of      Director, PMF; Senior Vice President, Prudential
                              Marketing and Director      Securities Incorporated (Prudential Securities);
                                                          Chairman and Director, Prudential Mutual Fund
                                                          Distributors, Inc. (PMFD)
Stephen P. Fisher             Senior Vice President     Senior Vice President, PMF; Senior Vice President,
                                                          Prudential Securities; Vice President, PMFD
Frank W. Giordano             Executive Vice            Executive Vice President, General Counsel, Secretary and
                              President, General          Director, PMF and PMFD; Senior Vice President,
                              Counsel, Secretary and      Prudential Securities; Director, Prudential Mutual
                              Director                    Fund Services, Inc. (PMFS)
Robert F. Gunia               Executive Vice            Executive Vice President, Chief Financial and
                              President, Chief            Administrative Officer, Treasurer and Director, PMF;
                              Financial and               Senior Vice President, Prudential Securities;
                              Administrative              Executive Vice President, Chief Financial Officer,
                              Officer, Treasurer and      Treasurer, and Director; PMFD, Director, PMFS
                              Director


Theresa A. Hamacher           Director                  Director, PMF; Vice President, Prudential; Vice
Prudential Plaza                                          President, Prudential Investment Corporation (PIC)
Newark, N.J. 07102

Timothy J. O'Brien            Director                  President, Chief Executive Officer, Chief Operating
Raritan Plaza One                                         Officer, and Director, PMFD; Chief Executive Officer
Edison, N.J. 08837                                        and Director, PMFS; Director, PMF


Richard A. Redeker            President, Chief          President, Chief Executive Officer and Director, PMF;
                              Executive Officer           Executive Vice President, Director and Member of the
                              and Director                Operating Committee, Prudential Securities; Director,
                                                          Prudential Securities Group, Inc. (PSG); Executive
                                                          Vice President, PIC; Director, PMFD; Director, PMFS
S. Jane Rose                  Senior Vice President,    Senior Vice President, Senior Counsel and Assistant
                              Senior Counsel and          Secretary, PMF; Senior Vice President and Senior
                              Assistant Secretary         Counsel, Prudential Securities

     The business and other connections of PIC's directors and executive officers are as set forth below. Except as otherwise indicated, the address of each person is Prudential Plaza, Newark, NJ 07101.

Name and Address              Position with PIC         Principal Occupations
--------------------------    ----------------------    --------------------------------------------------------
William M. Bethke             Senior Vice President     Senior Vice President, Prudential; Senior Vice
Two Gateway Center                                        President, PIC
Newark, NJ 07102
John D. Brookmeyer, Jr.       Senior Vice President     Senior Vice President, Prudential; Senior Vice
51 JFK Pkwy                   and Director                President, and Director, PIC
Short Hills, NJ 07078
Barry M. Gillman              Director                  Director, PIC
Theresa A. Hamacher           Vice President            Vice President, Prudential; Vice President, PIC;
                                                          Director, PMF

Name and Address              Position with PIC         Principal Occupations
--------------------------    ----------------------    --------------------------------------------------------
Harry E. Knapp, Jr.           President, Chairman of    President, Chairman of the Board, Director and Chief
                              the Board, Director         Executive Officer, PIC; Vice President, Prudential
                              and Chief Executive
                              Officer
William P. Link               Senior Vice President     Executive Vice President, Prudential; Senior Vice
Four Gateway Center                                       President, PIC
Newark, NJ 07102
Richard A. Redeker            Executive Vice            President, Chief Executive Officer and Director, PMF;
One Seaport Plaza             President                   Executive Vice President, Director and Member of the
New York, NY 10292                                        Operating Committee, Prudential Securities; Director,
                                                          Prudential Securities Group, Inc. (PSG); Executive
                                                          Vice President, PIC; Director, PMFD; Director, PMFS
Eric A. Simonson              Vice President and        Vice President and Director, PIC; Executive Vice
                              Director                    President, Prudential
Claude J. Zinngrabe, Jr.      Executive Vice            Vice President, Prudential; Executive Vice President,
                              President                   PIC

Item 29. Principal Underwriters


     (a)(i) Prudential Securities Incorporated





          Prudential Securities Incorporated is distributor for Prudential Government Securities Trust (Short-Intermediate Term Series), Prudential Jennison Fund, Inc. and The Target Portfolio Trust, for Class B and Class C shares of Prudential Allocation Fund, Prudential California Municipal Fund (California Income Series and California Series), Prudential Diversified Bond Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Natural Resources Fund, Inc., Prudential Government Income Fund, Inc., Prudential Growth Opportunity Fund, Inc., Prudential High Yield Fund, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential Mortgage Income Fund, Inc., Prudential Multi-Sector Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund (except Connecticut Money Market Series, Massachusetts Money Market Series, New York Money Market Series and New Jersey Money Market Series), Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential U.S. Government Fund, Prudential Utility Fund, Inc., Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity
Fund) and The BlackRock Government Income Trust. Prudential Securities is also a depositor for the following unit investment trusts:




                        Corporate Investment Trust Fund
                        The Corporate Income Fund
                        Prudential Equity Trust Shares
                        National Equity Trust
                        Prudential Unit Trusts
                        Government Securities Equity Trust
                        National Municipal Trust

     (ii) Prudential Mutual Fund Distributors, Inc.



          Prudential Mutual Fund Distributors, Inc. is distributor for Command Government Fund, Command Money Fund, Command Tax-Free Fund, Prudential California Municipal Fund (California Money Market Series), Prudential Government Securities Trust (Money Market Series and U.S. Treasury Money Market Series), Prudential-Bache MoneyMart Assets (d/b/a Prudential MoneyMart Assets), Prudential Municipal Series Fund (Connecticut Money Market Series, Massachusetts Money Market Series, New York Money Market Series and New Jersey Money Market Series), Prudential Institutional Liquidity Portfolio, Inc., Prudential-Bache Special Money Market Fund, Inc. (d/b/a Prudential Special Money Market Fund), Prudential Tax-Free Money Fund, Inc. and for Class A shares of Prudential Allocation Fund, Prudential California Municipal Fund (California Income Series and California Series), Prudential Diversified Bond Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Natural Resources Fund, Inc., Prudential Mortgage Income Fund, Inc., Prudential Government Income Fund, Inc., Prudential Growth Opportunity Fund, Inc., Prudential High Yield Fund, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential Multi-Sector Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund (except Connecticut Money Market Series, Massachusetts Money

Market Series, New York Money Market Series and New Jersey Money Market Series), Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential U.S. Government Fund, Prudential Utility Fund, Inc., Global Utility Fund, Inc. and Nicholas-Applegate Fund, Inc. (Nicholas Applegate Growth Equity Fund) and The BlackRock Government Income Trust.


              (b)(i) Information concerning the officers and directors of Prudential Securities Incorporated is set forth below.

                                    Positions and                            Positions and
                                    Offices with                             Offices with
Name(1)                             Underwriter                              Registrant
---------------------------------   --------------------------------------   -------------------------
Robert C. Golden.................   Executive Vice President and Director    None
  One New York Plaza
  New York, NY
Alan D. Hogan....................   Executive Vice President, Chief          None
                                    Administrative Officer and Director
George A. Murray.................   Executive Vice President and Director    None
Leland B. Paton..................   Executive Vice President and             None
  One New York Plaza                Director
  New York, NY


Martin Pfinsgraff................   Executive Vice President, Chief          None
                                    Financial Officer and Director


Vincent T. Pica, II..............   Executive Vice President and Director    None
  One New York Plaza
  New York, NY
Richard A. Redeker...............   Executive Vice President and Director    President and Director



Hardwick Simmons.................   Chief Executive Officer, President and   None
                                    Director
Lee B. Spencer...................   General Counsel, Executive Vice          None
                                    President, Secretary and Director

     (ii) Information concerning the officers and directors of Prudential Mutual Fund Distributors, Inc. is set forth below.

                                    Positions and                            Positions and
                                    Offices with                             Offices with
Name(1)                             Underwriter                              Registrant
---------------------------------   --------------------------------------   -------------------------
Joanne Accurso-Soto..............   Vice President                           None
Dennis N. Annarumma..............   Vice President, Assistant Treasurer      None
                                    and Assistant Comptroller
Phyllis J. Berman................   Vice President                           None
Brendan D. Boyle.................   Chairman and Director                    None
Stephen P. Fisher................   Vice President                           None
Frank W. Giordano................   Executive Vice President, General        None
                                    Counsel, Secretary and Director
Robert F. Gunia..................   Executive Vice President, Chief          Vice President
                                    Financial Officer, Treasurer and
                                      Director


Timothy J. O'Brien...............   President, Chief Executive Officer,      None
Raritan Plaza One                   Chief Operating Officer and Director
Edison, N.J. 08837


Richard A. Redeker...............   Director                                 Director and President


Andrew J. Varley.................   Vice President                           None
Raritan Plaza One
Edison, N.J. 08837


------------------
(1)The address of each person named is One Seaport Plaza, New York, NY 10292 unless otherwise indicated.

     (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

Item 30. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, The Prudential Investment Corporation, Prudential Plaza, 745 Broad Street, Newark, New Jersey 07102, the Registrant, One Seaport Plaza, New York, New York 10292 and Prudential Mutual Fund Services, Inc., Raritan Plaza One, Edison, New Jersey 08837. Documents required by Rules 31a-1(b)(5), (6), (7), (9), (10) and (11) and 31a-1(f) will be kept at Two
Gateway Center, documents required by Rules 31a-1(b)(4) and (11) and 31a-1(d) at One Seaport Plaza and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services, Inc.

Item 31. Management Services

     Other than as set forth under the captions ``How the Trust Is Managed-Manager'' and ``How the Trust Is Managed-Distributor'' in the Prospectus and the captions ``Manager'' and ``Distributor'' in the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.

Item 32. Undertakings

     The Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 18th day of December, 1995.



                               PRUDENTIAL GOVERNMENT SECURITIES  TRUST

                                /s/ Richard A. Redeker
                                ------------------------------------------------
                                (Richard A. Redeker, President)

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                   Title                                         Date
------------------------------------       -----------                             --------------------

/s/ Richard A. Redeker                      President and Trustee                  December 18, 1995
------------------------------------
  Richard A. Redeker
/s/ Delayne Dedrick Gold                    Trustee                                December 18, 1995
------------------------------------
  Delayne Dedrick Gold
/s/ Arthur Hauspurg                         Trustee                                December 18, 1995
------------------------------------
  Arthur Hauspurg
/s/ Stephen P. Munn                         Trustee                                December 18, 1995
------------------------------------
  Stephen P. Munn
/s/ Louis A. Weil, III                      Trustee                                December 18, 1995
------------------------------------
  Louis A. Weil, III
/s/ Eugene S. Stark                         Treasurer and Principal Financial      December 18, 1995
------------------------------------          and
  Eugene S. Stark                           Accounting Officer

                                 EXHIBIT INDEX

     1. (a) Declaration of Trust, as amended and restated on September 6, 1988, of the Registrant. Incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A (File No. 2-74139.)

        (b) Amendment to Declaration of Trust, dated March 1, 1991. Incorporated by reference to Exhibit No. 1(b) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A (File No. 2-74139).

     2. By-Laws of the Registrant. Incorporated by reference to Exhibit No. 2 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 2-74139).

     4. (a) Specimen certificate for shares of beneficial interest issued by the Registrant. Incorporated by reference to Exhibit No. 4 to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A (File No. 2-74139).

        (b) Specimen certificate for shares of beneficial interest issued by the Registrant's U.S. Treasury Money Market Series. Incorporated by reference to Exhibit No. 4(b) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A (File No. 2-74139).

        (c) Instruments defining rights of holders of the securities being offered. Incorporated by reference to Exhibit 4(c) to Post-Effective Amendment No. 19 to the Registration Statement filed on Form N-1A via EDGAR on January 27, 1994 (File No. 2-74139).

     5. (a) Management Agreement dated August 9, 1988, as amended on November 19, 1993, between the Registrant and Prudential Mutual Fund Management, Inc. Incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 19 to the Registration Statement filed on Form N-1A via EDGAR on January 27, 1994 (File No. 2-74139).

        (b) Subadvisory Agreement dated August 9, 1988, between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation. Incorporated by reference to Exhibit No. 5(b) to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A (File No. 2-74139).

     6. (a) Distribution and Service Agreement, dated July 23, 1982, as amended on July 1, 1993 between the Registrant and Prudential Securities Incorporated. Incorporated by reference to Exhibit 6(a) to Post-Effective Amendment No. 19 to the Registration Statement filed on Form N-1A via EDGAR on January 27, 1994 (File No. 2-74139).

        (b) Distribution and Service Agreement, as amended on July 1, 1993, between the Registrant (U.S. Treasury Money Market Series and Money Market Series) and Prudential Mutual Fund Distributors, Inc. Incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 19 to the Registration Statement filed on Form N-1A via EDGAR on January 27, 1994 (File No. 2-74139).

        (c) Distribution and Service Agreement between the Registrant and Prudential Securities Incorporated. Incorporated by reference to Exhibit 6(c) to Post Effective Amendment No. 21 to the Registration Statement filed on Form N-1A via EDGAR on June 1, 1995.

        (d) Distribution and Service Agreement between the Registrant and Prudential Mutual Fund Distributors, Inc. pursuant to Rule 12b-1 for U.S. Treasury Money Market Series and Money Market Series. Incorporated by reference to Exhibit 6(d) to Post-Effective Amendment No. 21 to the Registration Statement filed on Form N-1A via EDGAR on June 1, 1995.

        (e) Amended Distribution and Service Agreement between the Registrant and Prudential Securities Incorporated. Incorporated by reference to
        Exhibit 6(e) to Post-Effective Amendment No. 21 to the Registration Statement filed on Form N-1A via EDGAR on June 1, 1995.

        (f) Amended Distribution and Service Agreement between the Registrant and Prudential Mutual Fund Distributors, Inc. Incorporated by reference to Exhibit 6(f) to Post-Effective Amendment No. 21 to the Registration Statement filed on Form N-1A via EDGAR on June 1, 1995.


        (g)_Form of Distribution and Service Agreement between Registrant and Prudential Securities Incorporated for Class Z Shares. Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-1A filed via EDGAR on October 20, 1995 (File No. 2-74139).


     8. Custodian Agreement between the Registrant and State Street Bank and Trust Company. Incorporated by reference to Exhibit No. 8 to the Registration Statement on Form N-1A (File No. 2-74139).

     9. Transfer Agency Agreement between the Registrant and Prudential
        Mutual Fund Services, Inc. Incorporated by reference to Exhibit No.
        9(b) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A (File No. 2-74139).

    10. Opinion of Counsel.

    11. Consent of Independent Accountants.*

    13. Purchase Agreement. Incorporated by reference to Exhibit No. 13 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 2-74139).

    15. (a) Distribution and Service Plan pursuant to Rule 12b-1 as amended on July 1, 1993 for the Intermediate Term Series. Incorporated by reference to Exhibit 15(a) to Post-Effective Amendment No. 19 to the Registration Statement filed on Form N-1A via EDGAR on January 27, 1994 (File No.
         2-74139).

        (b) Distribution and Service Plan pursuant to Rule 12b-1 as amended on July 1, 1993 for the Money Market Series. Incorporated by reference to
        Exhibit 15(b) to Post-Effective Amendment No. 19 to the Registration Statement filed on Form N-1A via EDGAR on January 27, 1994 (File No. 2-74139).

        (c) Form of amended Distribution and Service Plan pursuant to Rule
        12b-1 for Intermediate Term Series. Incorporated by reference to Exhibit 15(c) to Post-Effective Amendment No. 21 to the Registration Statement filed on Form N-1A via EDGAR on June 1, 1995.

        (d) Form of amended Distribution and Service Plan pursuant to Rule 12b-1 for U.S. Treasury Money Market Series and Money Market Series. Incorporated by reference to Exhibit 15(d) to Post-Effective Amendment No. 21 to the Registration Statement filed on Form N-1A via EDGAR on June 1, 1995.

    16. Calculation of Yield and Total Return-Intermediate Series. Incorporated by reference to Exhibit No. 12 to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A (File No. 2-74139).



    17. Financial Data Schedule. Filed as Exhibit 17 to Post-Effective Amendment No. 23 to Registration Statement on Form N-1A filed via EDGAR on October 20, 1995 (File No. 2-74139).

    18. Rule 18f-3 Plan for Money Market Series. Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-1A filed via EDGAR on October 20, 1995 (File No. 2-74139).

    ----------
    *Filed herewith.